Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (2,993)
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(237,165)
Five Point Two Five Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 72,946	NOK 408,500,000
Receivable Margin	5.25%	5.25%
Fixed Rate Payable	6.88%	6.88%
Fair Value / Carrying Amount of Asset / (Liability)	$ (26,417)
Remaining Term (years)	3 months 18 days
Five Point Seven Five Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 70,946	NOK 420,000,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	8.84%	8.84%
Fair Value / Carrying Amount of Asset / (Liability)	$ (25,821)
Remaining Term (years)	1 year 10 months 24 days
Five Point Seven Five Percent Margin [Member] | Foreign Currency Contracts [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 1,200	NOK 7,200,000
Premium percent	3.00%	3.00%
Five Point Seven Five Percent Margin Two [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 143,536	NOK 800,000,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	7.58%	7.58%
Fair Value / Carrying Amount of Asset / (Liability)	$ (56,272)
Remaining Term (years)	2 years
Five Point Seven Five Percent Margin Two [Member] | Foreign Currency Contracts [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 3,400	NOK 19,200,000
Premium percent	3.00%	3.00%
Six Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 110,400	NOK 900,000,000
Receivable Margin	6.00%	6.00%
Fixed Rate Payable	7.723%	7.723%
Fair Value / Carrying Amount of Asset / (Liability)	$ (3,814)
Remaining Term (years)	4 years 9 months 18 days
Four Point Thirty Five Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 150,000	NOK 900,000,000
Receivable Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of Asset / (Liability)	$ (49,655)
Remaining Term (years)	1 year 8 months 12 days
Four Point Two Five Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 162,200	NOK 1,000,000,000
Receivable Margin	4.25%	4.25%
Fixed Rate Payable	7.45%	7.45%
Fair Value / Carrying Amount of Asset / (Liability)	$ (55,286)
Remaining Term (years)	2 years 1 month 6 days
Three Point Seventy Percent Margin [Member] | Cross Currency Interest Rate Contract [Member] | NIBOR [Member]
Derivative [Line Items]
Notional Amount	$ 134,000	NOK 1,000,000,000
Receivable Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (19,900)
Remaining Term (years)	3 years 4 months 24 days